Offerings - Offering: 1	Aug. 22, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value per share
Amount Registered | shares	2,097,317
Proposed Maximum Offering Price per Unit | $ / shares	1.07
Maximum Aggregate Offering Price	$ 2,244,129.19
Fee Rate	0.01531%
Amount of Registration Fee	$ 343.58
Offering Note	Consists of 2,097,317 shares of common stock previously issued to the Selling Stockholders.The proposed maximum offering price per share and the proposed maximum aggregate offering price was estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act using the average of the high and low prices as reported on August 20, 2025.